Share-based Compensation	6 Months Ended
Jun. 30, 2018
Share-based Compensation
Share-based Compensation

15. Share-based Compensation

(i)          Share-based Compensation of the Company

              The Company conditionally adopted a share option scheme on June 4, 2005 (as amended on March 21, 2007) and such scheme has a term of 10 years. It expired in 2016 and no further share options can be granted. Another share option scheme was conditionally adopted on April 24, 2015 (the "HCML Share Option Scheme"). Pursuant to the HCML Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company, share options to subscribe for shares of the Company.

              The aggregate number of shares issuable under the HCML Share Option Scheme is 2,425,597 ordinary shares. The aggregate number of shares issuable under the prior share option scheme which expired in 2016 is 197,080 ordinary shares. As at June 30, 2018, the number of shares authorized but unissued was 8,467,317 ordinary shares.

              Share options granted are generally subject to a four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of eight to ten years from the date of grant.

              A summary of the Company's share option activity and related information is as follows:

	Number of share options	Weighted average exercise price in £ per share	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in £'000)

Outstanding at January 1, 2017	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(56,309)	5.16
Cancelled	(6,875)	6.10

Outstanding at December 31, 2017	1,126,412	17.69	6.29	43,158
Granted	949,626	46.78
Exercised	(85,646)	6.10

Outstanding at June 30, 2018	1,990,392	32.07	7.72	28,530

Vested and exercisable at December 31, 2017	951,412	15.52	5.81	38,508
Vested and exercisable at June 30, 2018	928,266	17.13	5.46	26,702

              In estimating the fair value of share options granted, the following assumptions were used in the Polynomial model for awards granted in the periods indicated:

	Year Ended December 31,				Six Months Ended June 30,
	2011	2013	2016	2017	2018
Weighted average grant date fair value of share options (in £ per share)	1.84	3.15	8.99	12.69	16.71
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	4.41	6.10	19.70	31.05	46.78
Share price at effective date of grant (in £ per share)	4.33	6.10	19.70	31.05	46.57
Expected volatility (note (a))	46.6%	36.0%	39.0%	36.3%	37.7%
Risk-free interest rate (note (b))	3.13%	3.16%	1.00%	1.17%	1.47%
Contractual life of share options (in years)	10	10	8	10	10
Expected dividend yield (note (c))	0%	0%	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)

The risk-free interest rates used in the Polynomial model are with reference to the sovereign yield of the United Kingdom because the Company's ordinary shares are currently listed on AIM and denominated in £.

(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

              The Company will issue new shares to satisfy share option exercises. The following table summarizes the Company's share option exercises:

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Cash received from share options exercised	720	174
Total intrinsic value of share options exercised	4,817	1,049

              The Group recognizes compensation expense for only the portion of options expected to vest, on a graded vesting approach over the requisite service period. The following table presents share-based compensation expense:

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Research and development expenses	2,616	565
Administrative expenses	175	—

	2,791	565

              As at June 30, 2018, the total unrecognized compensation cost was US$20,937,000 and will be recognized on a graded vesting approach over the weighted average remaining service period of 3.75 years.

(ii)         LTIP

              The Company grants awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent American depositary shares ("ADS") (collectively the "Awarded Shares") to be purchased by the Trustee up to a cash amount. Vesting will depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. Additionally, some awards are subject to change based on annual performance targets prior to their determination date.

LTIP awards prior to the determination date

              Performance targets vary by award, and may include targets for shareholder returns, free cash flows, revenues, net profit after taxes and the achievement of clinical and regulatory milestones. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management's assessment on the achievement of the performance target has been assigned to calculate the amount to be recognized as an expense over the requisite period with a corresponding entry to liability.

LTIP awards after the determination date

              Upon the determination date, the Company will pay a determined monetary amount, up to the maximum cash amount based on the actual achievement of the performance target specified in the award, to the Trustee to purchase the Awarded Shares. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital, as an equity-settled award. If the performance target is not achieved, no Awarded Shares of the Company will be purchased and the amount previously recorded in the liability will be reversed through profit or loss.

              Granted awards under the LTIP are as follows:

              On December 15, 2017, the Company granted awards up to a maximum cash amount per annum of US$0.5 million that stipulated annual performance targets. Shares under such LTIP awards will cover each financial year from 2018 to 2019. The annual performance target determination date is the date of the announcement of the Group's annual results for the covered financial year and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

              On March 15, 2017 and August 2, 2017, the Company granted awards up to a maximum cash amount per annum of US$6.0 million that stipulated annual performance targets. Shares under such LTIP awards will cover each financial year from 2017 to 2019. The annual performance target determination date is the date of the announcement of the Group's annual results for the covered financial year and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

              On March 15, 2017, the Company granted awards up to a maximum cash amount of US$0.4 million in aggregate that did not stipulate performance targets. Shares under such LTIP awards vested one business day after the publication date of the annual report for the 2017 financial year.

              The Trustee has been set up solely for the purpose of purchasing and holding the Awarded Shares during the vesting period on behalf of the Group using funds provided by the Group. On the determination date, if any, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Awarded Shares. The Awarded Shares will then be held by the Trustee until they are vested.

              The Trustee's assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. The number of treasury shares (in the form of ordinary shares or ADS of the Company) purchased and held by the Trustee are as follows:

	Number of treasury shares	Cost in US$'000

As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Vested	(42,038)	(1,800)

As at December 31, 2017	55,978	1,957
Purchased	79,500	5,451
Vested	(23,375)	(731)

As at June 30, 2018	112,103	6,677

              For the six months ended June 30, 2018, US$93,000 of the determined LTIP awards have been forfeited.

              The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Research and development expenses	878	691
Selling and administrative expenses	723	578

	1,601	1,269

Recorded with a corresponding credit to:
Liability	789	594
Additional paid-in capital	812	675

	1,601	1,269

              For the six months ended June 30, 2018 and 2017, US$1,770,000 and US$451,000 was reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at June 30, 2018 and December 31, 2017, US$1,260,000 and US$2,241,000 was recorded as liability respectively for LTIP awards prior to the determination date.

              As at June 30, 2018, the total unrecognized compensation cost was approximately US$6,679,000, which considers expected performance targets and the amount expected to vest, and will be recognized over the requisite periods.